Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation preference (in dollars per share)	$ 1,000	$ 1,000	$ 1,000
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	12,562	12,562	12,562
Preferred stock, shares outstanding	12,562	12,562	12,562
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,147,633	4,145,547	4,095,650
Common stock, shares outstanding	4,147,633	4,145,547	4,095,650